Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	$ 7,512	$ 32,989
Derivative liabilities, fair value	31,420	39,486
Foreign Currency Option Contracts | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(20,267)
Foreign Currency Option Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16,443)	(15,927)
Designated as Hedging Instrument | Fuel Swaps | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		5,079	5,484
Derivative assets, fair value	515	5,955
Derivative liabilities, fair value	426	876
Designated as Hedging Instrument | Fuel Swaps | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		3,581
Derivative assets, fair value		3,969
Derivative liabilities, fair value		388
Designated as Hedging Instrument | Fuel Swaps | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16)
Derivative assets, fair value	1,514	188
Derivative liabilities, fair value	4,548	204
Designated as Hedging Instrument | Fuel Swaps | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		349	(440)
Derivative assets, fair value	589	391
Derivative liabilities, fair value	5,075	42
Designated as Hedging Instrument | Fuel Collars | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		1,085	4,377
Derivative assets, fair value	111	1,615
Derivative liabilities, fair value	30	530
Designated as Hedging Instrument | Fuel Collars | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			740
Designated as Hedging Instrument | Fuel Collars | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(18)
Derivative assets, fair value	385	51
Derivative liabilities, fair value	391	69
Designated as Hedging Instrument | Fuel Collars | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		678
Derivative assets, fair value	406	1,908
Derivative liabilities, fair value	533	1,230
Designated as Hedging Instrument | Foreign Currency Option Contracts | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	19,949	20,267
Designated as Hedging Instrument | Foreign Currency Option Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value		16,443
Designated as Hedging Instrument | Foreign Currency Forward Contract | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		11,685
Derivative assets, fair value		11,685
Designated as Hedging Instrument | Foreign Currency Collar | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	6,886
Derivative liabilities, fair value	1,009
Designated as Hedging Instrument | Foreign Currency Collar | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		8,152
Derivative assets, fair value		9,765
Derivative liabilities, fair value		1,613
Not Designated as Hedging Instrument | Fuel Options | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		(304)
Derivative liabilities, fair value	30	304
Not Designated as Hedging Instrument | Fuel Options | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			(1,278)
Not Designated as Hedging Instrument | Fuel Options | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	391
Not Designated as Hedging Instrument | Fuel Options | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(1,231)	(1,670)
Derivative liabilities, fair value	$ 533	$ 1,231